SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives not designated as hedging:
Total derivatives	$ 24	$ 139	$ 245
Financial Expenses [Member]
Derivatives not designated as hedging:
Foreign exchange forward contracts	$ 24	$ 139	$ 245